DECOMMISSIONING AND RESTORATION PROVISION (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026		Jun. 30, 2025	Dec. 31, 2025
Notes and other explanatory information [abstract]
Change in estimate			$ 12,420	[1]		$ (3,006)
Gain on change in estimate of decommissioning provisions	$ 6,505		$ 6,505

[1]	Change in estimate